ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued compensation and benefits	$ 780	$ 958	$ 674
Accrued research and development	56	100	0
Accrued other	205	234	54
Total accrued expenses	$ 1,041	$ 1,292	$ 728